Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 2,635	$ 96,939	$ 1,127	$ (97,686)	$ 3,015
Balance (in Shares) at Dec. 31, 2018	40,399,290
Issuance of share capital and warrants, net of issuance expenses	$ 5,518	6,149			11,667
Issuance of share capital and warrants, net of issuance expenses (in Shares)	79,256,703
Issuance of share capital	$ 72	43			115
Issuance of share capital (in Shares)	996,690
Share-based payment		270			270
Net loss				(12,625)	(12,625)
Balance at Dec. 31, 2019	$ 8,225	103,401	1,127	(110,311)	2,442
Balance (in Shares) at Dec. 31, 2019	120,652,683
Deemed dividends related to the warrants exercise		715		(715)
Issuance of share capital and warrants, net of issuance expenses	$ 24,711	(7,028)			17,683
Issuance of share capital and warrants, net of issuance expenses (in Shares)	341,766,780
Issuance of share capital	$ 100	(25)			75
Issuance of share capital (in Shares)	1,350,000
Share-based payment		317			317
Net loss				(14,443)	(14,443)
Balance at Dec. 31, 2020	$ 33,036	97,380	1,127	(125,469)	6,074
Balance (in Shares) at Dec. 31, 2020	463,769,463
Issuance of share capital due to warrants exercise, net of issuance expenses	$ 23,106	(11,339)			11,767
Issuance of share capital due to warrants exercise, net of issuance expenses (in Shares)	293,926,830
Issuance of share capital in exchange for services	$ 80	(12)			68
Issuance of share capital in exchange for services (in Shares)	1,050,000
Deemed dividends related to the warrants exercise		2,590		(2,590)
Issuance of share capital and warrants, net of issuance expenses	$ 4,432	4,258			8,690
Issuance of share capital and warrants, net of issuance expenses (in Shares)	57,000,000
Share-based payment		398			398
Net loss				(12,615)	(12,615)
Balance at Dec. 31, 2021	$ 60,654	$ 93,275	$ 1,127	$ (140,674)	$ 14,382
Balance (in Shares) at Dec. 31, 2021	815,746,293